Fair Value Measurements - Initial Measurement (Details) - Level 3	Jun. 30, 2021 Y	Mar. 02, 2021 Y item
Risk-free interest rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	0.87	0.71
Expected term (years)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	6.7	7
Expected Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	13	13
Exercise Price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	11.50	11.50
Stock price
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant and Rights Outstanding, Measurement Input	9.62	9.55